Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Shareholders' Equity
Note 17 - Shareholders' Equity

A.	General

The Company shares are traded on the NASDAQ National Market under the symbol of CAMT, and also listed and traded on the Tel-Aviv stock exchange.

B.	Purchase of Ordinary Shares

On September 17, 2001, the Company announced that the Board of Directors authorized a share repurchase program to acquire up to $3,000 of the Company's ordinary shares from time to time in open market transactions. During September 2001, the Company purchased 250,000 ordinary shares at a cost of $592 and during 2002 the Company purchased 761,619 ordinary shares at a total cost of $401 in connection with such program.

In 2008, the Board of Directors authorized a further share repurchase program Repurchases will not exceed a total aggregate price of $2,000. In 2008 1,080,757 shares were repurchased for an aggregate price of $905.

C.	Stock Option Plan

As of December 31, 2012, the Company has five stock option plans for employees and directors. Future options will be granted only pursuant to the 2003 Share Option Plan described below.

In October 2003, the Company adopted a stock option plan (the Plan) pursuant to which the Company's Board of Directors may grant stock options to officers and key employees. The total number of options which may be granted to directors, officers, employees and consultants under this plan, is limited to 1,598,800 options. Stock options can be granted with an exercise price equal to or less than the stock's fair market value at the date of grant. All stock options have 10-year terms and vest and become fully exercisable after 2 or 4 years from the date of grant.

As of December 31, 2012, there are 108,041 additional options available for grant under the Plan. The fair value of each option award is estimated on the date of grant using the Black-Scholes-Merton option-pricing model that used the weighted average assumptions in the following table. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

	2012 Grant	2011 Grant

Dividend yield	0	0
Expected volatility	63%	63%-65%
Risk-free interest rate	0.84%-0.92%	1.6%-2.8%
Expected life (years)	6.2-6.4	6
Vesting period (years)	2-4	2-4

In the years ending December 31, 2012 and 2011,  134,010 and 846,804 options were granted, respectively. No options were granted during the year ended December 31, 2010. The total intrinsic value of options exercised during the years ended December 31, 2012, 2011 and 2010 was $0.00, $0.00 and $0.00 respectively. The total intrinsic value of options vested at December 31, 2012 was $0.00.

The total stock option compensation expense amounted to $329, $297, and $26 in 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was $789 of total unrecognized compensation cost related to nonvested share-based compensation arrangements. That cost is expected to be recognized over a weighted-average period of 3.14 years.

Share option activity during the past three years is as follows:

	Year Ended December 31,
	2012		2011		2010
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	of	exercise	of	exercise	Of	exercise
	shares	price US$	shares	price US$	Shares	price US$
Outstanding at January 1	1,234,199	3.31	489,701	3.21	537,301	3.15
Granted	134,010	1.60	846,804	3.35	-	-
Forfeited	(173,124)	3.11	(53,400)	3.35	(47,600)	2.99
Exercised	-	-	(48,906)	2.98	-	-

Outstanding at year end	1,195,085	3.15	1,234,199	3.31	489,701	3.21

Vested at year end	395,395	3.29	412,395	3.26	480,701	3.19

			Weighted	Aggregate
	Number	Weighted	Average	intrinsic
	of	average	Remaining	Value (in
	shares	exercise	Contractual	US$
	outstanding	price US$	term (years)	thousands)

Outstanding as of December 31, 2012	1,195,085	3.15	6.25	80

Vested and expected to vest at December 31, 2012	1,099,478	3.15	6.25	-

Exercisable at December 31, 2012	395,395	3.29	1.71	-

The following table summarizes information about share options at December 31, 2012:

		Weighted
		average	Weighted		Weighted
		remaining	average		average
Range of	Number	contractual	exercise	Number	exercise
exercise price US$	outstanding	life in years	price US$	exercisable	price US$

2.98-3.29	276,395	0.98	2.98	276,395	2.98
3	54,000	2.74	3	54,000	3
5	10,000	3.37	5	10,000	5
6.15	10,000	3.58	6.15	10,000	6.15
4.5	30,000	4.06	4.5	30,000	4.5
3.95	15,000	4.23	3.95	15,000	3.95
3.76	540,500	8.08	3.76	-	3.76
2.86	40,000	8.50	2.86	-	2.86
2.01	55,000	8.75	2.01	-	2.01
0.00	30,180	8.99	0.00	-	-
1.82	30,000	9.92	1.82	-	1.82
1.81	34,010	9.92	1.81	-	1.81
1.4	70,000	9.92	1.4	-	1.4
	1,195,085	6.25	3.15	395,395	3.29

The following table summarizes information about nonvested options at December 31, 2012:

		Weighted
		average
		grant- date
	Options	fair value

Balance at January 1, 2012	821,804	2.03
Granted	134,010	0.81
Vested	-	-
Forfeited	(156,124)	2.19

Balance at December 31, 2012	799,690	1.80

D.	Restricted Share Unit Plan

In August 2007, the Company adopted a Restricted Share Unit ("RSU") Plan (the "Plan") pursuant to which the Company's board of directors may grant shares to officers and key employees. The total number of shares, which may be granted to directors, officers, employees and consultants under this Plan, is limited to 1,500,000 authorized but unissued Shares, after it was increased in 2009 by an additional 1,200,000 from 300,000 authorized but unissued shares.

The exercise price for each grantee shall be as determined by the Board and specified in the applicable RSU notice of grant; provided, however, that unless otherwise determined by the Board (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law), the exercise price shall be no more than the underlying share's nominal value. For the removal of any doubt, the Board is authorized (without the need for shareholder approval unless so required in order to comply with Mandatory Law) to determine that the exercise price of an RSU is to be $0.00.

Unless otherwise determined by the Board with respect to any specific grantee or to any specific grant, (which determination shall not require shareholder approval unless so required in order to comply with Mandatory Law) and provided accordingly in the applicable RSU notice of grant, the RSUs shall vest (become automatically exercised) according to the following 4-year vesting schedule:

a.	Upon the completion of a full 12 (twelve) months of continuous service - 25%.

b.
Upon the lapse of each full additional 3 (three) months of the grantee's continuous service thereafter, until all the RSU are vested, i.e. 100% of the grant will be vested after 4 years. - 6.25%  per quarter.

2009 grant vesting schedule as determined by the Board in April 2009 is as follows:

a.	Upon the completion of a full 24 (twenty four) months of continuous service - 50%.

b.	Upon the completion of a full 12 (twelve) months of continuous service - 25%.

c.	Upon the completion of a full 12 (twelve) months of continuous service - 25%.

Forfeited units are returned to the pool.

Total share based awards expense amounted to $72, $120, and $129 in 2012, 2011 and 2010, respectively.

The total unrecognized compensation cost amounted to $17, which is being amortized over the vesting period.

As of the balance sheet date the number of RSU's available for grant was 665,825.

Activity under the Restricted Share Unit Plan was as follows:

	Awards	Number of	Weighted-
	available	awards	average
	for grant	outstanding	fair value US$

Balance as of December 31, 2011	638,130	359,910	0.42
Awards granted	-	-	-
Exercised	-	(178,969)	0.45
Forfeited	27,695	(27,695)	0.38

Balance as of December 31, 2012	665,825	153,246	0.39